INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State	35	(15)
Foreign
Total Current	35	(15)
Federal
State
Total Deferred
Total provision/(benefit)	$ 35	$ (15)